                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07548

Morgan Stanley Global Dividend Growth Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED SEPTEMBER 30, 2005

                                               MORGAN
                                              STANLEY       LIPPER
                                              CAPITAL       GLOBAL
                                        INTERNATIONAL    LARGE-CAP
                                               (MSCI)        VALUE
                                                WORLD        FUNDS
CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)   AVERAGE(2)
   5.32%     5.29%     4.89%     5.46%           7.43%        7.18%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Global equity markets rose at a respectable pace during the semiannual period, with the MSCI World Index climbing 7.43 percent for the six months ended September 30, 2005. As energy prices soared and demand increased, commodity driven markets--such as Australia, Canada, and Norway--delivered particularly robust performance. Meanwhile, in Japan, a long-awaited economic recovery continued to gain steam. Strength in export industries spilled into consumer sectors, the real estate market improved and banks' balance sheets grew cleaner. The re-election of Prime Minister Junichiro Koizumi affirmed the prospects for additional reforms, most prominently, the far-reaching privatization of Japan Post. In Europe, Switzerland's equity market posted above-average returns during the period. France and Germany delivered good gains as well, helped by generally accommodative monetary and economic policy.

The United States and United Kingdom also advanced, although at a more anemic pace. In the United States, conflicting economic data contributed to choppiness. Soaring energy prices and the devastation caused by hurricanes Katrina and Rita stoked apprehension about inflation, the pace of economic growth, and future monetary policy. Uncertain outlooks for the real estate market, consumer sentiment and discretionary spending added to investor unease. Meanwhile, in the United Kingdom, less accommodative monetary policy, a slowing real estate market and declining consumer confidence were among the factors tempering the market's advance.

PERFORMANCE ANALYSIS

Morgan Stanley Global Dividend Growth Securities underperformed the MSCI World Index and the Lipper Global Large-Cap Value Funds Average for the six months ended September 30, 2005, assuming no deduction of applicable sales charges.

Food and tobacco stocks were among the leading contributors to the Fund's overall return. Against the backdrop of an uncertain economic climate, the market rewarded companies supported by more predictable, day-to-day consumer demand. Moreover, the free-cash flow yields of a number of these holdings were particularly compelling, given the relatively low yields available in the bond markets. Industrial stocks also boosted performance, with significant pockets of strength in commercial aerospace stocks. Here, innovative and well-executed business strategies resulted in increased market share and investor recognition. Additionally, after being out of favor for a time, several pharmaceutical positions rebounded nicely during the reporting period, affirming our long-term approach. Greater clarity in product pipelines, abating and more quantifiable legal risk, and an improved outlook around patent challenges were among the factors that rekindled market interest.

Although our energy holdings posted good gains in absolute terms, our valuation and dividend criteria precluded investment in many of the stocks that appreciated most dramatically. For example, we favored integrated energy companies rather than higher-priced exploration and oil service stocks. Telecommunication services also detracted from performance. In the European market, the sector was held back by decreased confidence in future revenue and earnings. In the United States, concerns about increased competition and significant potential capital expenditures dampened investor sentiment. Given this environment, we have committed to monitoring valuation and growth trends with added care.

The Fund was also slowed by financial services stocks, which generated generally lackluster performance. Moreover, on a relative basis, many of the leading financial stocks within the benchmark were trading at prices which we believed to be unattractive over the long-term.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Citigroup, Inc.                              4.1%
GlaxoSmithKline PLC                          2.8
Boeing Co.                                   2.8
Royal Dutch Shell PLC (ADR) (Class A)        2.5
Tyco International Ltd.                      2.4
International Business Machines Corp.        2.3
Altria Group, Inc.                           2.3
Wyeth                                        2.2
Nestle S.A. (Registered Shares)              2.1
ENI SpA                                      2.1

TOP FIVE COUNTRIES

United States                               35.3%
United Kingdom                              17.9
Japan                                        9.2
France                                       5.9
Switzerland                                  5.5

DATA AS OF SEPTEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN DIVIDEND PAYING EQUITY SECURITIES OF COMPANIES LOCATED IN VARIOUS COUNTRIES AROUND THE WORLD. THE FUND'S "SUB-ADVISER," MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, SEEKS INVESTMENTS PRIMARILY IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND POTENTIAL FOR INCREASING DIVIDENDS. THE FUND INVESTS IN AT LEAST THREE SEPARATE COUNTRIES. THE PERCENTAGE OF THE FUND'S ASSETS INVESTED IN PARTICULAR GEOGRAPHIC SECTORS WILL SHIFT FROM TIME TO TIME IN ACCORDANCE WITH THE JUDGMENT OF THE SUB-ADVISER. THE SUB-ADVISER GENERALLY CONSIDERS SELLING A PORTFOLIO HOLDING WHEN IT DETERMINES THAT THE HOLDING NO LONGER SATISFIES ITS INVESTMENT CRITERIA.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2005

                                   CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                                   (SINCE 07/28/97)     (SINCE 06/30/93)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                                        GLBAX                GLBBX                GLBCX                GLBDX
1 YEAR                                        16.86%(3)            16.67%(3)            15.99%(3)            17.12%(3)
                                              10.73(4)             11.67(4)             14.99(4)                --
5 YEARS                                        6.63(3)              5.93(3)              5.81(3)              6.87(3)
                                               5.49(4)              5.61(4)              5.81(4)                --
10 YEARS                                         --                 7.56(3)                --                   --
                                                 --                 7.56(4)                --                   --
SINCE INCEPTION                                5.28(3)              8.43(3)              4.48(3)              5.51(3)
                                               4.58(4)              8.43(4)              4.48(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.
(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/05 - 09/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          04/01/05 -
                                                                     04/01/05          09/30/05            09/30/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (5.32% return)                                                 $ 1,000.00        $ 1,053.20              $  6.28
Hypothetical (5% annual return before expenses)                       $ 1,000.00        $ 1,018.95              $  6.17

CLASS B
Actual (5.29% return)                                                 $ 1,000.00        $ 1,052.90              $  6.28
Hypothetical (5% annual return before expenses)                       $ 1,000.00        $ 1,018.95              $  6.17

CLASS C
Actual (4.89% return)                                                 $ 1,000.00        $ 1,048.90              $ 10.12
Hypothetical (5% annual return before expenses)                       $ 1,000.00        $ 1,015.19              $  9.95

CLASS D
Actual (5.46% return)                                                 $ 1,000.00        $ 1,054.60              $  5.00
Hypothetical (5% annual return before expenses)                       $ 1,000.00        $ 1,020.21              $  4.91

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.22%, 1.22%, 1.97% AND 0.97% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the

"expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and
(ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expenses were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the Management Agreement includes breakpoints. The Board concluded that the Fund's fees under the Management Agreement would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

   NUMBER OF
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
                  COMMON STOCKS (96.4%)
                  AUSTRALIA (2.3%)
                  BEVERAGES: ALCOHOLIC
      2,047,935   Foster's Group Ltd.                            $     9,105,033
                                                                 ---------------
                  CONSTRUCTION MATERIALS
      1,436,055   Boral Ltd.                                           8,837,744
                                                                 ---------------
                  MAJOR BANKS
        572,138   National Australia Bank Ltd.                        14,420,126
                                                                 ---------------
                  TOTAL AUSTRALIA                                     32,362,903
                                                                 ---------------
                  BERMUDA (3.2%)
                  INDUSTRIAL CONGLOMERATES
      1,228,239   Tyco International Ltd.                             34,206,456
                                                                 ---------------
                  PROPERTY - CASUALTY INSURERS
        178,712   XL Capital Ltd. (Class A)                           12,157,777
                                                                 ---------------
                  TOTAL BERMUDA                                       46,364,233
                                                                 ---------------
                  FRANCE (5.9%)
                  CONSTRUCTION MATERIALS
        183,005   Lafarge S.A.                                        16,100,612
                                                                 ---------------
                  INTEGRATED OIL
        101,995   Total S.A.                                          27,839,687
                                                                 ---------------
                  MAJOR BANKS
        265,431   BNP Paribas S.A.                                    20,178,111
                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        252,693   Sanofi-Aventis                                      20,880,181
                                                                 ---------------
                  TOTAL FRANCE                                        84,998,591
                                                                 ---------------
                  GERMANY (1.4%)
                  CHEMICALS: MAJOR DIVERSIFIED
        107,990   BASF AG                                              8,112,074
                                                                 ---------------
                  MOTOR VEHICLES
        245,648   Bayerische Motoren
                   Werke (BMW) AG                                     11,532,244
                                                                 ---------------
                  TOTAL GERMANY                                       19,644,318
                                                                 ---------------
                  HONG KONG (0.6%)
                  ELECTRIC UTILITIES
      1,669,500   Hong Kong Electric
                   Holdings Ltd.                                 $     8,328,240
                                                                 ---------------
                  IRELAND (2.2%)
                  FOOD: SPECIALTY/CANDY
        574,930   Kerry Group PLC (A Shares)                          13,440,113
                                                                 ---------------
                  MAJOR BANKS
      1,117,937   Bank of Ireland                                     17,668,978
                                                                 ---------------
                  TOTAL IRELAND                                       31,109,091
                                                                 ---------------
                  ITALY (3.6%)
                  INTEGRATED OIL
      1,003,331   ENI SpA                                             29,797,876
                                                                 ---------------
                  MAJOR TELECOMMUNICATIONS
      7,874,883   Telecom Italia SpA - RNC                            21,911,063
                                                                 ---------------
                  TOTAL ITALY                                         51,708,939
                                                                 ---------------
                  JAPAN (9.2%)
                  ELECTRICAL PRODUCTS
      1,349,100   Sumitomo Electric
                   Industries, Ltd.                                   18,181,300
                                                                 ---------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS
        337,800   Canon, Inc.                                         18,239,355
                                                                 ---------------
                  ELECTRONICS/APPLIANCES
        436,900   Fuji Photo Film Co., Ltd.                           14,392,724
                                                                 ---------------
                  HOUSEHOLD/PERSONAL CARE
        656,000   Kao Corp.                                           16,150,092
                                                                 ---------------
                  MOTOR VEHICLES
        327,100   Toyota Motor Corp.                                  14,982,119
                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        440,500   Takeda Pharmaceutical
                   Co., Ltd.                                          26,229,014
                                                                 ---------------
                  PHARMACEUTICALS: OTHER
        398,800   Astellas Pharma Inc.                                14,999,348
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
                  PROPERTY - CASUALTY INSURERS
        755,000   Mitsui Sumitomo
                   Insurance Co., Ltd.                           $     8,738,395
                                                                 ---------------
                  TOTAL JAPAN                                        131,912,347
                                                                 ---------------
                  NETHERLANDS (4.6%)
                  FOOD: MAJOR DIVERSIFIED
        198,547   Unilever NV
                   (Share Certificates)                               14,115,180
                                                                 ---------------
                  INDUSTRIAL CONGLOMERATES
        224,078   Koninklijke (Royal)
                   Philips Electronics NV                              5,954,651
                                                                 ---------------
                  INTEGRATED OIL
        536,121   Royal Dutch Shell PLC (ADR)
                   (Class A)                                          35,190,982
                                                                 ---------------
                  PUBLISHING: BOOKS/MAGAZINES
        535,628   Wolters Kluwer NV
                   (Share Certificates)                                9,965,580
                                                                 ---------------
                  TOTAL NETHERLANDS                                   65,226,393
                                                                 ---------------
                  NEW ZEALAND (1.0%)
                  MAJOR TELECOMMUNICATIONS
      3,280,874   Telecom Corporation of
                   New Zealand Ltd.                                   13,661,671
                                                                 ---------------
                  SOUTH KOREA (0.8%)
                  WIRELESS TELECOMMUNICATIONS
        550,587   SK Telecom Co., Ltd. (ADR)                          12,024,820
                                                                 ---------------
                  SPAIN (2.1%)
                  MAJOR BANKS
        823,016   Banco Bilbao Vizcaya
                   Argentaria, S.A.                                   14,432,179
                                                                 ---------------
                  MAJOR TELECOMMUNICATIONS
        970,506   Telefonica S.A.                                     15,887,065
                                                                 ---------------
                  TOTAL SPAIN                                         30,319,244
                                                                 ---------------
                  SWITZERLAND (5.5%)
                  CHEMICALS: AGRICULTURAL
        130,563   Syngenta AG*                                        13,667,558
                                                                 ---------------
                  FINANCIAL CONGLOMERATES
        182,658   UBS AG (Registered Shares)                     $    15,522,543
                                                                 ---------------
                  FOOD: MAJOR DIVERSIFIED
        103,245   Nestle S.A.
                   (Registered Shares)                                30,230,110
                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        382,253   Novartis AG
                   (Registered Shares)                                19,387,291
                                                                 ---------------
                  TOTAL SWITZERLAND                                   78,807,502
                                                                 ---------------
                  TAIWAN (0.8%)
                  MAJOR TELECOMMUNICATIONS
        589,848   Chunghwa Telecom
                   Co., Ltd. (ADR)                                    10,918,086
                                                                 ---------------
                  UNITED KINGDOM (17.9%)
                  ADVERTISING/MARKETING SERVICES
        745,971   WPP Group PLC                                        7,588,828
                                                                 ---------------
                  AEROSPACE & DEFENSE
      3,495,521   Rolls-Royce Group PLC*                              23,018,630
                                                                 ---------------
                  BEVERAGES: ALCOHOLIC
      1,242,155   Diageo PLC                                          17,848,854
                                                                 ---------------
                  FOOD RETAIL
      2,913,946   Morrison (W.M.)
                   Supermarkets PLC                                    9,132,045
                                                                 ---------------
                  FOOD: SPECIALTY/CANDY
      2,520,917   Cadbury Schweppes PLC                               25,423,277
                                                                 ---------------
                  INVESTMENT MANAGERS
      1,075,713   Amvescap PLC                                         6,979,450
                                                                 ---------------
                  MAJOR BANKS
      1,322,798   Barclays PLC                                        13,363,650
        766,472   Royal Bank of Scotland
                   Group PLC                                          21,743,492
                                                                 ---------------
                                                                      35,107,142
                                                                 ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES
      2,093,102   Rentokil Initial PLC                                 6,098,300
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                            VALUE
--------------------------------------------------------------------------------
                  OTHER TRANSPORTATION
        931,166   BAA PLC                                        $    10,244,450
                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
      1,568,229   GlaxoSmithKline PLC                                 39,870,500
                                                                 ---------------
                  PUBLISHING: BOOKS/MAGAZINES
      2,608,668   Reed Elsevier PLC                                   24,123,552
                                                                 ---------------
                  TOBACCO
        870,232   Imperial Tobacco Group PLC                          24,917,130
                                                                 ---------------
                  WIRELESS TELECOMMUNICATIONS
     10,217,164   Vodafone Group PLC                                  26,570,476
                                                                 ---------------
                  TOTAL UNITED KINGDOM                               256,922,634
                                                                 ---------------
                  UNITED STATES (35.3%)
                  AEROSPACE & DEFENSE
        584,500   Boeing Co.                                          39,716,775
         64,892   General Dynamics Corp.                               7,757,839
        210,047   Northrop Grumman Corp.                              11,416,054
                                                                 ---------------
                                                                      58,890,668
                                                                 ---------------
                  ALUMINUM
        398,634   Alcoa, Inc.                                          9,734,642
                                                                 ---------------
                  COMPUTER PROCESSING HARDWARE
        731,163   Hewlett-Packard Co.                                 21,349,960
                                                                 ---------------
                  DATA PROCESSING SERVICES
        361,453   First Data Corp.                                    14,458,120
                                                                 ---------------
                  ELECTRIC UTILITIES
        380,021   American Electric
                   Power Co., Inc.                                    15,086,834
                                                                 ---------------
                  FINANCE/RENTAL/LEASING
        239,334   Freddie Mac                                         13,512,798
                                                                 ---------------
                  FINANCIAL CONGLOMERATES
      1,294,538   Citigroup, Inc.                                     58,927,370
        134,400   Prudential Financial, Inc.                           9,080,064
                                                                 ---------------
                                                                      68,007,434
                                                                 ---------------
                  INFORMATION TECHNOLOGY SERVICES
        410,242   International Business
                   Machines Corp.                                     32,909,613
                                                                 ---------------
                  INTEGRATED OIL
        308,418   Chevron Corp.                                  $    19,963,897
        112,275   Exxon Mobil Corp.                                    7,133,953
                                                                 ---------------
                                                                      27,097,850
                                                                 ---------------
                  INVESTMENT BANKS/BROKERS
        301,342   Merrill Lynch & Co., Inc.                           18,487,332
                                                                 ---------------
                  INVESTMENT MANAGERS
        532,092   Mellon Financial Corp.                              17,010,981
                                                                 ---------------
                  MAJOR TELECOMMUNICATIONS
        306,291   SBC Communications, Inc.                             7,341,795
        442,391   Verizon Communications Inc.                         14,461,762
                                                                 ---------------
                                                                      21,803,557
                                                                 ---------------
                  MULTI-LINE INSURANCE
        129,152   American International
                   Group, Inc.                                         8,002,258
                                                                 ---------------
                  PHARMACEUTICALS: MAJOR
        706,851   Bristol-Myers Squibb Co.                            17,006,835
        823,776   Pfizer, Inc.                                        20,569,687
      1,059,989   Schering-Plough Corp.                               22,312,768
        695,893   Wyeth                                               32,198,969
                                                                 ---------------
                                                                      92,088,259
                                                                 ---------------
                  PROPERTY - CASUALTY INSURERS
        452,203   St. Paul Travelers
                   Companies, Inc. (The)                              20,290,349
                                                                 ---------------
                  PUBLISHING: NEWSPAPERS
        223,646   New York Times Co. (The)
                   (Class A)                                           6,653,469
                                                                 ---------------
                  PULP & PAPER
        270,821   Georgia-Pacific Corp.                                9,224,163
                                                                 ---------------
                  RESTAURANTS
        530,729   McDonald's Corp.                                    17,774,114
                                                                 ---------------
                  TOBACCO
        442,554   Altria Group, Inc.                                  32,620,655
                                                                 ---------------
                  TOTAL UNITED STATES                                505,003,056
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (COST $1,049,364,278)                            1,379,312,068
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                          VALUE
--------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT (3.5%)
                  REPURCHASE AGREEMENT
$        50,338   Joint repurchase agreement
                   account 3.82% due 10/03/05
                   (dated 09/30/05; proceeds
                   $50,354,024) (a)
                   (COST $50,338,000)                            $    50,338,000
                                                                 ---------------
TOTAL INVESTMENTS
 (COST $1,099,702,278) (b)                           99.9%         1,429,650,068
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                          0.1              1,648,887
                                                    -----        ---------------

NET ASSETS                                          100.0%       $ 1,431,298,955
                                                    =====        ===============

----------
  ADR  AMERICAN DEPOSITARY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
  (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $359,972,120 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $30,024,330, RESULTING IN NET UNREALIZED APPRECIATION OF $329,947,790.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                     PERCENT OF
INDUSTRY                                                 VALUE       NET ASSETS
-------------------------------------------------------------------------------
Pharmaceuticals: Major                            $   198,455,245          13.9%
Integrated Oil                                        119,926,395           8.4
Major Banks                                           101,806,536           7.1
Major Telecommunications                               84,181,442           5.9
Financial Conglomerates                                83,529,977           5.8
Aerospace & Defense                                    81,909,298           5.7
Tobacco                                                57,537,785           4.0
Repurchase Agreement                                   50,338,000           3.5
Food: Major Diversified                                44,345,290           3.1
Property - Casualty Insurers                           41,186,521           2.9
Industrial Conglomerates                               40,161,107           2.8
Food: Specialty/Candy                                  38,863,390           2.7
Wireless Telecommunications                            38,595,296           2.7
Publishing: Books/Magazines                            34,089,132           2.4
Information Technology
 Services                                              32,909,613           2.3
Beverages: Alcoholic                                   26,953,887           1.9
Motor Vehicles                                         26,514,363           1.9
Construction Materials                                 24,938,356           1.7
Investment Managers                                    23,990,431           1.7
Electric Utilities                                     23,415,074           1.6
Computer Processing
 Hardware                                              21,349,960           1.5
Investment Banks/
 Brokers                                          $    18,487,332           1.3%
Electronic Equipment/
 Instruments                                           18,239,355           1.3
Electrical Products                                    18,181,300           1.3
Restaurants                                            17,774,114           1.2
Household/Personal Care                                16,150,092           1.1
Pharmaceuticals: Other                                 14,999,348           1.0
Data Processing Services                               14,458,120           1.0
Electronics/Appliances                                 14,392,724           1.0
Chemicals: Agricultural                                13,667,558           1.0
Finance/Rental/Leasing                                 13,512,798           0.9
Other Transportation                                   10,244,450           0.7
Aluminum                                                9,734,642           0.7
Pulp & Paper                                            9,224,163           0.7
Food Retail                                             9,132,045           0.6
Chemicals: Major Diversified                            8,112,074           0.6
Multi-Line Insurance                                    8,002,258           0.6
Advertising/Marketing
 Services                                               7,588,828           0.5
Publishing: Newspapers                                  6,653,469           0.5
Miscellaneous Commercial
 Services                                               6,098,300           0.4
                                                  ---------------    ----------
                                                  $ 1,429,650,068          99.9%
                                                  ===============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $1,099,702,278)                                                           $   1,429,650,068
Cash                                                                                       604,283
Receivable for:
 Investments sold                                                                        3,908,419
 Dividends                                                                               2,828,669
 Shares of beneficial interest sold                                                        835,041
 Foreign withholding taxes reclaimed                                                       358,206
 Interest                                                                                    5,341
Prepaid expenses and other assets                                                          118,397
Receivable from affiliate                                                                  184,531
                                                                                 -----------------
    TOTAL ASSETS                                                                     1,438,492,955
                                                                                 -----------------
LIABILITIES:
Payable for:
 Investments purchased                                                                   4,429,958
 Shares of beneficial interest redeemed                                                  1,264,614
 Investment advisory fee                                                                   783,569
 Distribution fee                                                                          405,300
 Administration fee                                                                         94,638
Accrued expenses and other payables                                                        215,921
                                                                                 -----------------
    TOTAL LIABILITIES                                                                    7,194,000
                                                                                 -----------------
    NET ASSETS                                                                   $   1,431,298,955
                                                                                 -----------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                  $   1,122,665,050
Net unrealized appreciation                                                            329,884,550
Accumulated undistributed net
 investment income                                                                      13,756,281
Accumulated net realized loss                                                          (35,006,926)
                                                                                 -----------------
    NET ASSETS                                                                   $   1,431,298,955
                                                                                 =================
CLASS A SHARES:
Net Assets                                                                       $     873,539,541
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                                        60,794,025
    NET ASSET VALUE PER SHARE                                                    $           14.37
                                                                                 =================
    MAXIMUM OFFERING PRICE PER SHARE,
        (NET ASSET VALUE PLUS 5.54% OF
        NET ASSET VALUE)                                                         $           15.17
                                                                                 =================
CLASS B SHARES:
Net Assets                                                                       $     247,219,398
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                                        17,027,229
    NET ASSET VALUE PER SHARE                                                    $           14.52
                                                                                 =================
CLASS C SHARES:
Net Assets                                                                       $      18,917,192
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                                         1,325,436
    NET ASSET VALUE PER SHARE                                                    $           14.27
                                                                                 =================
CLASS D SHARES:
Net Assets                                                                       $     291,622,824
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                                        20,241,563
    NET ASSET VALUE PER SHARE                                                    $           14.41
                                                                                 =================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $1,463,357 foreign
 withholding tax)                                                                $      21,737,614
Interest                                                                                   682,274
                                                                                 -----------------
    TOTAL INCOME                                                                        22,419,888
                                                                                 -----------------
EXPENSES
Investment advisory fee                                                                  4,790,703
Transfer agent fees and expenses                                                         1,248,638
Distribution fee (Class A shares)                                                          939,056
Distribution fee (Class B shares)                                                          491,577
Distribution fee (Class C shares)                                                           92,626
Administration fee                                                                         578,649
Custodian fees                                                                             134,228
Shareholder reports and notices                                                             99,064
Professional fees                                                                           61,254
Registration fees                                                                           41,751
Trustees' fees and expenses                                                                 13,196
Other                                                                                       39,462
                                                                                 -----------------
    TOTAL EXPENSES                                                                       8,530,204
                                                                                 -----------------
    NET INVESTMENT INCOME                                                               13,889,684
                                                                                 -----------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN (LOSS) ON:
Investments                                                                             45,023,509
Foreign exchange transactions                                                             (338,561)
                                                                                 -----------------
    NET REALIZED GAIN                                                                   44,684,948
                                                                                 -----------------
NET CHANGE IN UNREALIZED APPRECIATION/
  DEPRECIATION ON:
Investments                                                                             15,449,563
Net translation of other assets and
 liabilities denominated in foreign
 currencies                                                                               (168,512)
                                                                                 -----------------
    NET APPRECIATION                                                                    15,281,051
                                                                                 -----------------
    NET GAIN                                                                            59,965,999
                                                                                 -----------------
NET INCREASE                                                                     $      73,855,683
                                                                                 =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX           FOR THE YEAR
                                                                       MONTHS ENDED             ENDED
                                                                    SEPTEMBER 30, 2005      MARCH 31, 2005
                                                                    ------------------     ----------------
                                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $       13,889,684     $     14,813,246
Net realized gain                                                           44,684,948           89,970,369
Net change in unrealized appreciation                                       15,281,051           35,849,663
                                                                    ------------------     ----------------
    NET INCREASE                                                            73,855,683          140,633,278
                                                                    ------------------     ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                              (9,381,708)            (389,102)
Class B shares                                                                      --           (6,081,195)
Class C shares                                                                 (61,349)            (119,550)
Class D shares                                                              (3,282,607)          (3,957,201)
                                                                    ------------------     ----------------
    TOTAL DIVIDENDS                                                        (12,725,664)         (10,547,048)
                                                                    ------------------     ----------------
Net decrease from transactions in shares of beneficial interest           (114,332,040)        (158,334,198)
                                                                    ------------------     ----------------
    NET DECREASE                                                           (53,202,021)         (28,247,968)

NET ASSETS:
Beginning of period                                                      1,484,500,976        1,512,748,944
                                                                    ------------------     ----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$13,756,281 AND $12,592,261, RESPECTIVELY)                          $    1,431,298,955     $  1,484,500,976
                                                                    ==================     ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY, ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,916,281 for the six months ended September 30, 2005.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of September 30, 2005.

For the six months ended September 30, 2005, the distribution fee was accrued for Class B shares at the annual rate of 0.25%. At September 30, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate of $184,531, which represents payments by the Distributor.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $168,999 and $1,287, respectively and received $48,942 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2005 aggregated $158,890,528 and $261,218,057, respectively.

For the six months ended September 30, 2005, the Fund incurred brokerage commissions of $8,055 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,134. At September 30, 2005, the Fund had an accrued pension liability of $67,370 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                 FOR THE SIX                       FOR THE YEAR
                                                MONTHS ENDED                          ENDED
                                             SEPTEMBER 30, 2005                   MARCH 31, 2005
                                      --------------------------------    --------------------------------
                                                (UNAUDITED)
                                          SHARES            AMOUNT            SHARES            AMOUNT
                                      --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                         538,702    $    7,478,918           872,465    $   11,344,225
Conversion from Class B                   63,255,180       863,261,016                --                --
Reinvestment of dividends                    597,873         8,166,944            22,471           289,475
Redeemed                                  (6,093,697)      (84,739,656)         (512,575)       (6,639,806)
                                      --------------    --------------    --------------    --------------
Net increase -- Class A                   58,298,058       794,167,222           382,361         4,993,894
                                      --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                         803,901        11,151,170         4,072,677        53,023,831
Conversion to Class A                    (63,266,007)     (863,261,016)               --                --
Reinvestment of dividends                         --                --           414,568         5,382,397
Redeemed                                  (3,263,670)      (45,370,381)      (19,591,885)     (254,485,921)
                                      --------------    --------------    --------------    --------------
Net decrease -- Class B                  (65,725,776)     (897,480,227)      (15,104,640)     (196,079,693)
                                      --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                         118,186         1,626,736           392,994         5,101,322
Reinvestment of dividends                      4,218            57,360             8,750           112,409
Redeemed                                    (164,428)       (2,262,044)         (336,813)       (4,346,264)
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C           (42,024)         (577,948)           64,931           867,467
                                      --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                       1,932,572        26,832,750         6,296,177        81,742,387
Reinvestment of dividends                    210,380         2,880,114           267,212         3,447,763
Redeemed                                  (2,878,125)      (40,153,951)       (4,085,662)      (53,306,016)
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D          (735,173)      (10,441,087)        2,478,127        31,884,134
                                      --------------    --------------    --------------    --------------
Net decrease in Fund                      (8,204,915)   $ (114,332,040)      (12,179,221)   $ (158,334,198)
                                      ==============    ==============    ==============    ==============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2005, the Fund had a net capital loss carryforward of $78,317,783 of which $4,559,174 will expire on March 31, 2011 and $73,758,609 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As of March 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                         FOR THE YEAR ENDED MARCH 31,
                                                MONTHS ENDED         ------------------------------------------------------------
                                             SEPTEMBER 30, 2005        2005         2004         2003         2002         2001
                                             ------------------      --------     --------     --------     --------     --------
                                                 (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period         $            13.80      $  12.68     $   8.61     $  11.34     $  11.10     $  12.46
                                             ------------------      --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income^                                   0.12          0.18         0.14         0.16         0.17         0.18
  Net realized and unrealized
   gain (loss)                                             0.61          1.11         4.03        (2.74)        0.24        (0.71)
                                             ------------------      --------     --------     --------     --------     --------
Total income (loss) from investment
 operations                                                0.73          1.29         4.17        (2.58)        0.41        (0.53)
                                             ------------------      --------     --------     --------     --------     --------
Less dividends and distributions from:
  Net investment income                                   (0.16)        (0.17)       (0.10)       (0.15)       (0.17)       (0.20)
  Net realized gain                                           -             -            -            -            -        (0.63)
                                             ------------------      --------     --------     --------     --------     --------
Total dividends and distributions                         (0.16)        (0.17)       (0.10)       (0.15)       (0.17)       (0.83)
                                             ------------------      --------     --------     --------     --------     --------
Net asset value, end of period               $            14.37      $  13.80     $  12.68     $   8.61     $  11.34     $  11.10
                                             ==================      ========     ========     ========     ========     ========
TOTAL RETURN+                                              5.32%(1)     10.40%       48.65%      (22.98)%       3.73%       (4.52)%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.22%(2)      1.17%        1.20%        1.19%        1.16%        1.15%
Net investment income                                      1.88%(2)      1.39%        1.21%        1.67%        1.38%        1.52%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                   $          873,540      $ 34,451     $ 26,792     $ 14,421     $ 20,392     $ 36,311
Portfolio turnover rate                                      11%(1)        19%          79%          36%           8%          33%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                          FOR THE YEAR ENDED MARCH 31,
                                                MONTHS ENDED          ------------------------------------------------------------
                                             SEPTEMBER 30, 2005         2005         2004         2003         2002         2001
                                             ------------------       --------     --------     --------     --------     --------
                                                 (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period         $            13.79       $  12.62     $   8.63     $  11.34     $  11.12     $  12.46
                                             ------------------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income^                                   0.14           0.11         0.05         0.09         0.07         0.09
  Net realized and unrealized
   gain (loss)                                             0.59           1.13         4.02        (2.74)        0.23        (0.70)
                                             ------------------       --------     --------     --------     --------     --------
Total income (loss) from investment
 operations                                                0.73           1.24         4.07        (2.65)        0.30        (0.61)
                                             ------------------       --------     --------     --------     --------     --------
Less dividends and distributions from:
  Net investment income                                       -          (0.07)       (0.08)       (0.06)       (0.08)       (0.10)
  Net realized gain                                           -              -            -            -            -        (0.63)
                                             ------------------       --------     --------     --------     --------     --------
Total dividends and distributions                             -          (0.07)       (0.08)       (0.06)       (0.08)       (0.73)
                                             ------------------       --------     --------     --------     --------     --------
Net asset value, end of period               $            14.52       $  13.79     $  12.62     $   8.63     $  11.34     $  11.12
                                             ==================       ========     ========     ========     ========     ========
TOTAL RETURN+                                              5.29%(1)       9.82%       47.58%      (23.58)%       2.73%       (5.18)%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.22%(2)       1.71%        1.96%        1.97%        1.93%        1.90%
Net investment income                                      1.88%(2)       0.85%        0.45%        0.89%        0.61%        0.77%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions                                    $              247       $  1,141     $  1,235     $    998     $  1,649     $  1,974
Portfolio turnover rate                                      11%(1)         19%          79%          36%           8%          33%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                 FOR THE SIX                         FOR THE YEAR ENDED MARCH 31,
                                                MONTHS ENDED         ------------------------------------------------------------
                                             SEPTEMBER 30, 2005        2005         2004         2003         2002         2001
                                             ------------------      --------     --------     --------     --------     --------
                                                 (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period         $            13.66      $  12.54     $   8.58     $  11.29     $  11.08     $  12.42
                                             ------------------      --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income^                                   0.08          0.09         0.05         0.09         0.07         0.10
  Net realized and unrealized
   gain (loss)                                             0.58          1.12         4.00        (2.73)        0.23        (0.71)
                                             ------------------      --------     --------     --------     --------     --------
Total income (loss) from investment
 operations                                                0.66          1.21         4.05        (2.64)        0.30        (0.61)
                                             ------------------      --------     --------     --------     --------     --------
Less dividends and distributions from:
  Net investment income                                   (0.05)        (0.09)       (0.09)       (0.07)       (0.09)       (0.10)
  Net realized gain                                           -             -            -            -            -        (0.63)
                                             ------------------      --------     --------     --------     --------     --------
Total dividends and distributions                         (0.05)        (0.09)       (0.09)       (0.07)       (0.09)       (0.73)
                                             ------------------      --------     --------     --------     --------     --------
Net asset value, end of period               $            14.27      $  13.66     $  12.54     $   8.58     $  11.29     $  11.08
                                             ==================      ========     ========     ========     ========     ========
TOTAL RETURN+                                              4.89%(1)      9.61%       47.54%      (23.61)%       2.76%       (5.15)%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   1.97%(2)      1.88%        1.96%        1.97%        1.93%        1.83%
Net investment income                                      1.13%(2)      0.68%        0.45%        0.89%        0.61%        0.84%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                   $           18,917      $ 18,674     $ 16,336     $ 10,096     $ 12,784     $ 14,735
Portfolio turnover rate                                      11%(1)        19%          79%          36%           8%          33%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                        FOR THE YEAR ENDED MARCH 31,
                                               MONTHS ENDED         ----------------------------------------------------------
                                            SEPTEMBER 30, 2005         2005        2004        2003         2002        2001
                                            ------------------      ---------   ---------   ---------    ---------   ---------
                                                (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $            13.83      $   12.69   $    8.61   $   11.33    $   11.12   $   12.48
                                            ------------------      ---------   ---------   ---------    ---------   ---------
Income (loss) from investment operations:
  Net investment income^                                  0.15           0.21        0.15        0.17         0.15        0.20
  Net realized and unrealized
   gain (loss)                                            0.59           1.13        4.04       (2.72)        0.27       (0.70)
                                            ------------------      ---------   ---------   ---------    ---------   ---------
Total income (loss) from investment
 operations                                               0.74           1.34        4.19       (2.55)        0.42       (0.50)
                                            ------------------      ---------   ---------   ---------    ---------   ---------
Less dividends and distributions from:
  Net investment income                                  (0.16)         (0.20)      (0.11)      (0.17)       (0.21)      (0.23)
  Net realized gain                                          -              -           -           -            -       (0.63)
                                            ------------------      ---------   ---------   ---------    ---------   ---------
Total dividends and distributions                        (0.16)         (0.20)      (0.11)      (0.17)       (0.21)      (0.86)
                                            ------------------      ---------   ---------   ---------    ---------   ---------
Net asset value, end of period              $            14.41      $   13.83   $   12.69   $    8.61    $   11.33   $   11.12
                                            ==================      =========   =========   =========    =========   =========
TOTAL RETURN+                                             5.46%(1)      10.61%      49.09%     (22.80)%       3.79%      (4.26)%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                  0.97%(2)       0.94%       0.96%       0.97%        0.93%       0.90%
Net investment income                                     2.13%(2)       1.62%       1.45%       1.89%        1.61%       1.77%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                                  $          291,623      $ 290,038   $ 234,691   $ 111,664    $  85,970   $  31,690
Portfolio turnover rate                                     11%(1)         19%         79%         36%           8%         33%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38571RPT-RA05-00934P-Y09/05

[GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                 GLOBAL DIVIDEND
                                                               GROWTH SECURITIES

                                                               SEMIANNUAL REPORT
                                                              SEPTEMBER 30, 2005

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Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

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Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.
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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005